Property and Equipment (Tables)	12 Months Ended
Mar. 31, 2025
Property, Plant and Equipment [Line Items]
Summary of Property and Equipment

	March 31, 2025	March 31, 2024
	(Amounts in millions)
Leasehold improvements	$33.9	$34.4
Property and equipment	17.5	18.1
Computer equipment and software	96.6	84.2

	148.0	136.7
Less accumulated depreciation and amortization	(115.1)	(100.6)

	32.9	36.1
Land	1.2	1.2

	$34.1	$37.3